Note 16 - Stock-based Compensation Plans (Details) - Summary of Performance Share Units Activity - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Note 16 - Stock-based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2016	450,589
Vested or expected to vest at January 31, 2016	$ 8.18
Vested or expected to vest at January 31, 2016	3 years 6 months
Vested or expected to vest at January 31, 2016	$ 5.0
Performance Shares [Member]
Note 16 - Stock-based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Number of Units Outstanding	174,258	211,428
Weighted-Average Grant Date Fair Value	$ 12.61	$ 11.69
Weighted-Average Remaining Contractual Life (years)	7 years 73 days	7 years 328 days
Aggregate Intrinsic Value (in millions)	$ 4.9	$ 3.0
Vested or expected to vest at January 31, 2016	253,537
Vested or expected to vest at January 31, 2016	$ 12.39
Vested or expected to vest at January 31, 2016	7 years 73 days
Vested or expected to vest at January 31, 2016	$ 4.9
Exercisable at January 31, 2016	152,598
Exercisable at January 31, 2016	$ 9.36
Exercisable at January 31, 2016	6 years 109 days
Exercisable at January 31, 2016	$ 2.9
Number of PSUs Granted	49,187	51,752
PSUs Granted, Weighted-Average Granted Date Fair Value	$ 19.70	$ 16.67
Performance units issued	30,092
Performance units issued	$ 9.34
Exercised		(83,984)
Exercised		$ 10.88
Forfeited		(4,938)
Forfeited		$ 10.93
Number of Units Outstanding	253,537	174,258
Weighted-Average Grant Date Fair Value	$ 12.39	$ 12.61